ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-40 06 WWW.ROPESGRAY.COM

July 27, 2010

Matthew Gaarder-Wang T +1 415 315 6302 F +1 415 315 4837 matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	HighMark Funds (the “Trust”)
File Nos. 033-12608 and 811-05059
Filing Pursuant to Rule 14a-6(a) under the
Securities Exchange Act of 1934

Ladies and Gentlemen:

Enclosed for filing via EDGAR on behalf of the Trust pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following materials for use in connection with a meeting of shareholders of each series of the Trust (the “Meeting”):  (i) a notice of meeting, (ii) a preliminary proxy statement and (iii) a form of proxy card.  The Meeting is being called for the purposes described in the enclosed notice of meeting.

We request that you provide comments on the enclosed prior to the end of the ten-day period prescribed by Rule 14a-6(a) under the Exchange Act.  The Trust hopes to begin mailing the proxy materials to shareholders as soon as possible after the end of such period.

Please direct any questions or comments concerning this filing to the undersigned at (415) 315-6302.

Very truly yours,

/s/ Matthew Gaarder-Wang
Matthew Gaarder-Wang

Enclosures